BUSINESS COMBINATION (Details) - USD ($)	Apr. 22, 2020	Apr. 08, 2020	Apr. 22, 2019	Jul. 31, 2020	Apr. 30, 2020
Business Acquisition [Line Items]
Shares issued as consideration (in shares)	9,940,002
Fair value of shares issued	$ 21,070,000
LGC
Business Acquisition [Line Items]
Equity interest to be acquired (as a percent)		51.20%
Equity interest acquired (as a percent)	51.20%		51.20%	51.20%	51.20%
Total purchase consideration	$ 22,920,000
Cash consideration	$ 1,850,000
Shares issued as consideration (in shares)	9,940,002		9,940,002
Fair value of shares issued	$ 21,070,000		$ 21,070,000
Shares issued by the acquiree in exchange for satisfaction of debt and issuance of company's shares		3,934,029
Outstanding debt owed to the company		$ 1,851,000
Shares issued to the acquiree		2,800,000
Number of shares assigned by the acquiree		6,283,001
Number of shares exchanged		7,140,002
LGC
Business Acquisition [Line Items]
Equity interest held by noncontrolling interest (as a percent)	48.80%			48.80%	48.80%